Derivatives (Summary of Fair Value of Derivatives) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	$ 78,061	$ 87,382
Derivative financial liabilities	68,368	71,640
Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	67,971	76,777
Derivative financial liabilities	63,053	63,293
Non Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	10,090	10,605
Derivative financial liabilities	5,315	8,347
Interest rate contracts [member] | Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	13,413	18,770
Derivative financial liabilities	10,636	14,959
Interest rate contracts [member] | Non Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	2,029	4,140
Derivative financial liabilities	2,808	6,247
Interest rate contracts [member] | Forward Rate Agreements [Member] | Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	232	464
Interest rate contracts [member] | Forward Rate Agreements [Member] | Non Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	8	2
Interest rate contracts [member] | Swaps [Member] | Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	11,971	16,041
Interest rate contracts [member] | Swaps [Member] | Non Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	2,005	4,131
Interest rate contracts [member] | Options Written [Member] | Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	0	0
Interest rate contracts [member] | Options Written [Member] | Non Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	0	0
Interest rate contracts [member] | Options purchased [member] | Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,210	2,265
Interest rate contracts [member] | Options purchased [member] | Non Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	16	7
Foreign exchange contracts [member] | Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	43,946	51,496
Derivative financial liabilities	39,940	43,251
Foreign exchange contracts [member] | Non Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	7,115	5,917
Derivative financial liabilities	1,038	1,622
Foreign exchange contracts [member] | Forward Rate Agreements [Member] | Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	3,617	1,968
Foreign exchange contracts [member] | Forward Rate Agreements [Member] | Non Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	386	821
Foreign exchange contracts [member] | Swaps [Member] | Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	15,456	20,123
Foreign exchange contracts [member] | Swaps [Member] | Non Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	80	31
Foreign exchange contracts [member] | Cross Currency Interest Rate Swap [Member] | Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	24,366	28,902
Foreign exchange contracts [member] | Cross Currency Interest Rate Swap [Member] | Non Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	6,649	5,065
Foreign exchange contracts [member] | Options Written [Member] | Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	0	0
Foreign exchange contracts [member] | Options purchased [member] | Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	507	503
Credit Derivative Contracts [member] | Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	5	53
Derivative financial liabilities	296	127
Credit Derivative Contracts [member] | Non Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1	1
Derivative financial liabilities	107	45
Credit Derivative Contracts [member] | Credit Default Swap Contacts Protection Purchased [Member] | Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	0	11
Credit Derivative Contracts [member] | Credit Default Swap Contacts Protection Purchased [Member] | Non Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1	1
Credit Derivative Contracts [member] | Credit Default Swap Contacts Protection Sold [Member] | Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	5	42
Other contracts [member] | Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	10,607	6,458
Derivative financial liabilities	12,181	4,956
Other contracts [member] | Non Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	945	547
Derivative financial liabilities	1,362	433
Other contracts [member] | Equity Contracts [Member] | Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	5,286	4,350
Other contracts [member] | Equity Contracts [Member] | Non Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	945	547
Other contracts [member] | Commodity Derivatives [Member] | Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	5,321	2,108
Forward rate agreement [member] | Interest rate contracts [member] | Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	48	88
Forward rate agreement [member] | Interest rate contracts [member] | Non Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	0	1
Forward rate agreement [member] | Foreign exchange contracts [member] | Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	2,521	1,836
Forward rate agreement [member] | Foreign exchange contracts [member] | Non Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	494	503
Swaps [member] | Interest rate contracts [member] | Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	9,470	12,667
Swaps [member] | Interest rate contracts [member] | Non Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	2,807	6,246
Swaps [member] | Foreign exchange contracts [member] | Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	14,304	17,806
Swaps [member] | Foreign exchange contracts [member] | Non Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	20	3
Options written [member] | Interest rate contracts [member] | Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	1,118	2,204
Options written [member] | Interest rate contracts [member] | Non Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	1	0
Options written [member] | Foreign exchange contracts [member] | Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	619	619
Options Purchased [member] | Interest rate contracts [member] | Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	0	0
Options Purchased [member] | Interest rate contracts [member] | Non Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	0	0
Options Purchased [member] | Foreign exchange contracts [member] | Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	0	0
Cross-currency interest rate swaps [member] | Foreign exchange contracts [member] | Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	22,496	22,990
Cross-currency interest rate swaps [member] | Foreign exchange contracts [member] | Non Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	524	1,116
Credit default swaps-protection purchased [member] | Credit Derivative Contracts [member] | Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	294	122
Credit default swaps-protection purchased [member] | Credit Derivative Contracts [member] | Non Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	107	45
Credit default swap-protection sold [member] | Credit Derivative Contracts [member] | Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	2	5
Equity contracts [member] | Other contracts [member] | Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	6,636	2,846
Equity contracts [member] | Other contracts [member] | Non Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	1,362	433
Commodity Derivatives [member] | Other contracts [member] | Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	$ 5,545	$ 2,110